Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Stock-Based Compensation [Abstract]
Schedule of compensation expense
	Three Months Ended
	March 31,
	2018	2017
Stock-based compensation costs included in:
Costs of sales	$(6)	$2
Sales and marketing expense	6	19
General and administrative expense	64	50
Total stock-based compensation expense	$64	$71

	December 31,
	2017	2016
Stock-based compensation costs included in:
Costs of sales	$6	$1
Sales and marketing expense	76	74
General and administrative expense	202	198
Total stock-based compensation expense	$284	$273

Schedule of weighted average assumptions
Risk-free interest rate	1.14%
Expected term	6.25 years
Expected price volatility	47.89%
Dividend yield	0%